Document And Entity Information	Nov. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 10, 2023
Entity Registrant Name	PROKIDNEY CORP.
Entity Central Index Key	0001850270
Entity Emerging Growth Company	true
Entity File Number	001-40560
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1586514
Entity Address, Address Line One	2000 Frontis Plaza Blvd.
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27103
City Area Code	336
Local Phone Number	999-7029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	PROK
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) updates information originally provided under Item 5.02 in a Current Report on Form 8-K filed on November 13, 2023 (the “Original 8-K”), in which ProKidney Corp. (the “Company”) reported, among other things, that Bruce J. Culleton was appointed to serve as the Company’s Chief Executive Officers and a member of the Company’s Board of Directors, effective November 15, 2023. This Amendment is being filed solely for the purpose of providing a brief description of the material compensation arrangements being provided to Mr. Culleton in connection with his appointment as Chief Executive Officer. This Amendment does not otherwise modify or update any other disclosure contained in the Original 8-K, and should be read in conjunction with the Original 8-K.